Investments	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Investments

6 – INVESTMENTS

All investments are in private companies located within Canada.

Investments and long-term deposits	Investment Date	Value at Investment Date	2020	2019	Available For Sale
CP4H	June 29, 2012	187,367	-	-	No
HostedBizz	Dec. 31, 2013	1,005	-	-	No
Equispheres Inc.	August 26,2016	112,752	660,816	701,564	No
Spiderwort	August 24, 2019	7,725	10,006	7,483	No
Total		308,849	670,822	709,047

On April 30, 2017, ZIM Corporation made an equity investment in Equispheres Inc. The investment consisted of the purchase of 250,000 common shares at a price of $20,042.

ZIM CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED MARCH 31, 2020

(EXPRESSED IN US DOLLARS)

On August 26, 2017, ZIM Corporation made an equity investment in Equispheres Inc. The investment consisted of the purchase of 500,000 common shares at a price of $91,948. Equispheres Inc. is an advanced materials company developing new technologies for the production of metallic particles for use in additive manufacturing.

On August 9, 2018, Connecting People for Health Co-operative Ltd. (CP4H) was acquired for an undisclosed amount. ZIM recognized its portion of the proceeds, in the amount $220,233 as a gain on the sale of assets.

On February 9, 2018 ZIM sold 100,000 shares of HostedBizz to HostedBizz, for cancellation, for gross proceeds of $45,758 United States dollars ($60,000 Canadian dollars).

On August 24, 2019, NuvoBio Corporation made an investment in Spiderwort Inc. The investment consisted of the purchase of a $7,725 U.S. dollar ($10,000 Canadian dollar) convertible promissory note and is accounted for at amortized cost. The note accrues simple interest of 5% per annum.

On October 15, 2019, Spiderwort Inc. completed a qualifying equity financing in an amount greater that $3,000,000 Canadian dollars. NuvoBio automatically converted securities in Spiderwort to Class B voting common shares. The convertible promissory note converted into shares of Spiderwort at a value of $10,006 US dollars. This represents an unrealized gain on this equity investment of $2,956.